Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 94.8%
BRAZIL — 12.6%
B3 SA - Brasil Bolsa Balcao	34,027,600	$112,137,668
Banco Bradesco SA ADR	18,136,916	84,155,290
MercadoLibre, Inc.*	89,863	106,890,241
Petroleo Brasileiro SA ADR	18,682,106	276,495,169
StoneCo Ltd., Class A *	504,105	5,898,029
Vale SA ADR	5,023,721	100,424,183
		686,000,580
CANADA — 0.0%(1)
Valeura Energy, Inc.*	4,672,400	1,719,237

CHILE — 1.8%
Lundin Mining Corp.	9,496,282	96,242,765

CHINA — 26.5%
Alibaba Group Holding Ltd.*	14,401,820	196,537,501
Anker Innovations Technology Co., Ltd., Class A	2,075,600	22,063,914
BeiGene Ltd. ADR*	132,215	24,935,749
Brilliance China Automotive Holdings Ltd.*(a)	35,694,000	16,631,956
Burning Rock Biotech Ltd. ADR*	1,232,049	11,445,735
China Merchants Bank Co., Ltd., Class H	19,989,500	155,606,801
Contemporary Amperex Technology Co., Ltd., Class A	1,168,745	93,523,096
Dada Nexus Ltd. ADR*	1,087,973	9,933,193
Geely Automobile Holdings Ltd.	24,594,000	38,096,550
Haier Smart Home Co., Ltd., Class H	14,896,280	47,630,588
JD.com, Inc., Class A *	2,222,585	63,154,518
KE Holdings, Inc. ADR*	718,615	8,889,267
Kuaishou Technology*	2,462,900	22,566,840
Li Ning Co., Ltd.	4,364,500	37,060,530
Lufax Holding Ltd. ADR*	6,343,355	35,332,487
Meituan, Class B *	5,201,000	98,527,437
Midea Group Co., Ltd., Class A	4,463,270	39,809,099
Minth Group Ltd.	11,848,000	28,869,569
Ping An Bank Co., Ltd., Class A	20,000,009	48,254,257
Ping An Insurance Group Co. of China Ltd., Class H	19,682,500	137,601,628
Shenzhou International Group Holdings Ltd.	2,522,200	33,298,138
Tencent Holdings Ltd.	4,410,500	203,299,101
Tencent Music Entertainment Group ADR*	3,258,592	15,869,343
Zai Lab Ltd. ADR*	444,693	19,557,598
Zijin Mining Group Co., Ltd., Class H	23,218,000	35,209,254
		1,443,704,149
INDIA — 13.5%
HDFC Life Insurance Co., Ltd.	8,501,790	60,151,028
Housing Development Finance Corp., Ltd.	4,361,012	136,360,494
ICICI Lombard General Insurance Co., Ltd.	1,460,056	25,469,278
Piramal Enterprises Ltd.	1,696,175	48,634,508
Reliance Industries Ltd.	6,270,878	216,894,468
Tata Consultancy Services Ltd.	2,212,674	108,742,740
Tech Mahindra Ltd.	5,223,659	102,775,451
UltraTech Cement Ltd.	420,763	36,467,255
		735,495,222
INDONESIA — 1.9%
Bank Rakyat Indonesia Persero Tbk PT	319,277,563	103,121,780

MEXICO — 3.2%
Cemex SAB de CV, Participating Certificates ADR*	8,072,057	42,701,182
Grupo Financiero Banorte SAB de CV, Class O	9,741,266	73,375,388
Wal-Mart de Mexico SAB de CV	13,732,540	56,276,487
		172,353,057

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
PANAMA — 1.0%
Copa Holdings SA, Class A *	645,174	$53,962,353

PERU — 0.8%
Credicorp Ltd.	235,376	40,454,073

POLAND — 1.2%
Allegro.eu SA*	3,717,023	31,133,772
KGHM Polska Miedz SA	897,734	36,458,653
		67,592,425
RUSSIA — 0.0%
Magnit PJSC GDR Reg S(a)	1,812,687	0
MMC Norilsk Nickel PJSC ADR(a)	5,481,272	0
Moscow Exchange MICEX-RTS PJSC(a)	14,557,370	0
Ozon Holdings PLC ADR*(a)	1,051,835	0
Sberbank of Russia PJSC ADR(a)	7,861,090	0
		0
SOUTH AFRICA — 2.3%
FirstRand Ltd.	6,625,549	34,970,742
Naspers Ltd., N Shares	784,472	88,600,073
		123,570,815
SOUTH KOREA — 13.2%
Coupang, Inc.*	3,224,441	57,008,117
Doosan Bobcat, Inc.	919,829	29,232,392
Hyundai Motor Co.	614,444	90,655,665
LG Chem Ltd.	152,509	66,641,339
NAVER Corp.	116,275	32,316,200
Samsung Electronics Co., Ltd.	4,902,382	280,528,923
Samsung SDI Co., Ltd.	175,879	85,598,507
SK Hynix, Inc.	788,003	75,805,267
		717,786,410
TAIWAN — 13.1%
MediaTek, Inc.	4,158,000	129,399,194
Sea Ltd. ADR*	322,740	38,661,025
Taiwan Semiconductor Manufacturing Co., Ltd.	26,535,310	544,332,648
		712,392,867
ZAMBIA — 3.7%
First Quantum Minerals Ltd.	5,856,637	202,755,869
Total Common Stocks (cost $4,436,209,537)		5,157,151,602
PREFERRED STOCKS — 4.1%
BRAZIL — 2.4%
Petroleo Brasileiro SA ADR 14.91%	5,251,372	73,414,181
Raizen SA 0.92%	38,778,110	57,095,504
		130,509,685
SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd. 1.74%	1,800,657	93,301,854
Total Preferred Stocks (cost $155,284,088)		223,811,539
TOTAL INVESTMENTS — 98.9% (cost $4,591,493,625)		$5,380,963,141
Other assets less liabilities — 1.1%		62,179,092
NET ASSETS — 100.0%		$5,443,142,233

(1)	Amount rounds to less than 0.1%.
(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At March 31, 2022, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,475,120,448	$3,665,399,198	$16,631,956	$5,157,151,602
Preferred Stocks**	130,509,685	93,301,854	—	223,811,539
Total	$1,605,630,133	$3,758,701,052	$16,631,956	$5,380,963,141

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$16,708,210
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(460,656,209)
Transfers into Level 3	460,579,955
Transfers out of Level 3	—
Balance at March 31, 2022	$16,631,956
Change in unrealized gain (loss) related to Investments still held at March 31, 2022	$(460,656,209)

$31,144,834 was transferred out of Level 1 into Level 3 for the period from December 31, 2021 to March 31, 2022, $429,435,121 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to March 31, 2022.

Level 3

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result of this management made the decision to value several securities at nil. The impacted securities are as follows:

Magnit PJSC

MMC Norilsk Nickel PJSC

Moscow Exchange MICEX-RTS PJSC

Ozon Holdings PLC

Sberbank of Russia PJS

Trading in Brilliance China has been suspended since March 31, 2021. There have been ongoing issues with the company and as of April 15, 2021 management decided to hold this with a 50% haircut to last traded price.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.